Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Community Development Loans — 101.58%
504 First Lien Loans(b) — 86.09%
Hospitality Properties — 8.48%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%	10/1/2031	$2,008,247	$1,935,983	$1,934,163
Moses Lake Investors, LLC, Washington, 9/18/2014(c)	Prime + 2.250% (5.500% Floor)	9.750%	10/1/2039	839,952	813,668	824,978
Total Hospitality Properties						2,759,141
Multi-Purpose Properties — 77.61%
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%	6/1/2031	1,436,360	1,391,508	1,316,700
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%	12/15/2029	291,890	280,968	269,482
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	7/1/2046	1,240,436	1,186,072	1,188,930
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%	3/19/2030	540,286	524,159	465,878
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%	4/1/2032	916,412	878,341	893,624
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%	1/28/2030	518,696	500,319	461,199
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%	5/1/2046	679,254	646,466	653,719
EUG Properties LLC, 12/22/2023	Prime + 0.500% (9.000% Floor)	9.000%	10/15/2033	2,076,587	1,982,183	2,061,768
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%	9/1/2046	506,486	479,976	490,603
Grigorian Investments, LLC, California, 9/2/2014	5 Year SOFR+ 4.500% (6.330% Floor)	7.643%	9/15/2039	459,541	446,808	446,022
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	213,427	201,056	204,712
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	154,545	147,867	142,053

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%		12/2/2029	$455,267	$440,550	$432,518
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%		2/21/2030	714,088	689,866	662,423
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		2/1/2047	665,041	630,564	638,547
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%		1/1/2047	480,184	454,872	460,239
Nicholas Holdings, LLC, Georgia, 11/8/2022	Prime + 0.500% (5.500% Floor)	5.500%		10/22/2031	2,637,183	2,553,159	2,299,655
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%		3/1/2047	1,117,844	1,072,232	1,074,248
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%		4/1/2031	5,383,002	5,236,756	5,265,140
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%		4/23/2031	644,769	629,128	596,426
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	816,240	775,375	729,775
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	Prime + 1.000% (9.000% Floor)	7.750	%(d)	6/15/2025	1,750,000	1,750,000	1,755,005
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year SOFR+ 3.720% (5.370% Floor)	6.700	%(d)	9/15/2044	1,624,953	1,624,903	1,637,886
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	487,118	470,260	446,953

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	$669,053	$636,799	$646,338
Total Multi-Purpose Properties							25,239,843
Total 504 First Lien Loans (identified cost of $29,326,861)							$27,998,984
USDA Rural Development Loans(b) — 15.49%
USDA Guaranteed — 4.54%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (7.700% Fixed)	7.700	%(d)	11/7/2028	559,761	533,315	545,837
Roebuck Fire District, South Carolina, 2/25/2022(c)	4.410% (4.410% Fixed)	3.410	%(d)	5/6/2041	1,060,929	1,045,889	929,680
Total USDA Guaranteed							1,475,517
USDA Non-Guaranteed — 10.95%
Bonumose, Inc., Virginia, 11/8/2022(c)	8.700% (8.700% Fixed)	8.700%		11/7/2028	346,019	344,570	275,032
Clarke Avenue Realty LLC, Delaware, 4/4/2022(c)(e)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	2,954,129	2,950,412	2,501,418
Progressive Medical Management of Batesville, LLC, Mississippi, 12/15/2022(c)(e)	7.161% (7.161% Fixed)	7.161%		12/15/2036	709,132	704,489	646,869
Roebuck Fire District, South Carolina, 1/26/2022(c)	4.410% (4.410% Fixed)	4.410%		5/6/2041	165,993	163,420	138,128
Total USDA Non-Guaranteed							3,561,447
Total USDA Rural Development Loans (identified cost of $5,795,963)							5,036,964
Total Community Development Loans (identified cost of $35,122,824)							$33,035,948

	Shares	Fair Value
Short-Term Investments — 0.68%
Morgan Stanley Liquidity Fund - Institutional Class, 4.20%(f)	221,325	$221,325
Total Short-Term Investments (Cost $221,325)		221,325

Total Investments* — 102.26% Cost ($35,344,149)		33,257,273
Liabilities in Excess of Other Assets — (2.26)%		(733,814)
TOTAL NET ASSETS — 100.00%		$32,523,459

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2025 (Unaudited)

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.

(b)	Community Development Loans are restricted as to resale. The cost and fair value as of March 31, 2025 was $35,122,824 and $33,035,948, respectively. Fair value is determined using significant unobservable inputs.

(c)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(d)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.

(e)	In default due to failure to meet minimum debt covenant requirements for debt service coverage ratio (DSCR).

(f)	The rate shown is the annualized 7-day yield as of March 31, 2025.

*	All investments and other assets are pledged as collateral on the credit facility.

SOFR Secured Overnight Financing Rate.